TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE - Stratification of the portfolio (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
TRADE AND OTHER RECEIVABLES
Current and non-current trade debtors without impairment impact	$ 242,695,755	$ 210,218,501
Less than one month
TRADE AND OTHER RECEIVABLES
Current and non-current trade debtors without impairment impact	229,587,868	195,325,587
Between one and three months
TRADE AND OTHER RECEIVABLES
Current and non-current trade debtors without impairment impact	4,577,833	6,843,836
Between three and six months
TRADE AND OTHER RECEIVABLES
Current and non-current trade debtors without impairment impact	2,418,252	1,808,425
Between six and eight months
TRADE AND OTHER RECEIVABLES
Current and non-current trade debtors without impairment impact	5,392,862	2,235,866
Older than eight months
TRADE AND OTHER RECEIVABLES
Current and non-current trade debtors without impairment impact	$ 718,940	$ 4,004,787